Share-based payments (Details 2) - Stock option $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at date awarded | $	$ 1,331
Parameters taken into account in the fair value calculation:
Expected rate of dividend	0.00%
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Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.21
Exercise price (USD unlinked)	$ 0.2
Expected volatility (weighted average)	91.25%
Exercise life	2 years
Risk-free interest rate	2.03%
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Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.51
Exercise price (USD unlinked)	$ 0.52
Expected volatility (weighted average)	100.74%
Exercise life	2 years 9 months 18 days
Risk-free interest rate	4.04%